Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] shares in Thousands	Feb. 26, 2016 shares	Feb. 18, 2016 VEB / $	Feb. 17, 2016 VEF / $	Jan. 29, 2016 USD ($)
Subsequent Event [Line Items]
Percentage added to the average of the highest price on each of the five trading days prior to the date of acquisition, to determine maximum price				10.00%
Percentage deducted to the average of the lowest price on each of the five trading days prior to the date of acquisition, to determine minimum price				10.00%
Common shares repurchased | shares	800
Bolivar fuerte re-measurement exchange rate		202.9	13.5
Maximum [Member]
Subsequent Event [Line Items]
Common shares to be repurchased, amount | $				$ 300,000,000
Bolivar fuerte re-measurement exchange rate			10
Minimum [Member]
Subsequent Event [Line Items]
Bolivar fuerte re-measurement exchange rate			6.3